Stockholder's Equity - Summary of Calculation of Fair Value of Awards using Black-Scholes Option-Pricing Model Affected by Stock price on Date of Grant as well as Assumptions (Details) - yr	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	185.33%	183.05%
Expected term	6	5	5
Risk-free interest rate	3.90%	4.68%
Forfeiture rate	0.00%	0.00%	0.00%
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	133.87%	198.71%
Expected term	2.5	3
Risk-free interest rate	3.50%	3.73%
Forfeiture rate	0.00%	0.00%
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility			260.62%
Risk-free interest rate			4.61%
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility			212.26%
Risk-free interest rate			3.66%